OTHER RECEIVABLES, NET (Details 1)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Other Receivables [Line Items]
Charge to expense	¥ 247,612	$ 36,535	¥ 455,574	¥ 371,217
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	1,277,807	188,539	822,233
Charge to expense	247,612	36,535	455,574
Less: write-off	(20,000)	(2,951)	0
Ending balance	¥ 1,505,419	$ 222,123	¥ 1,277,807	¥ 822,233